Financial Instruments Risks - Evolution of Total VaR (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Average value at risk [member]
Value at risk [line items]
Total value at risk	$ 226,410	$ 81,600
Value at risk per interest rate	108,680	71,970
Value at risk per exchange rate	187,620	25,850
Minimum value at risk [member]
Value at risk [line items]
Total value at risk	27,420	11,550
Value at risk per interest rate	6,970	8,260
Value at risk per exchange rate	2,930	850
Maximum value at risk [member]
Value at risk [line items]
Total value at risk	431,580	273,420
Value at risk per interest rate	406,570	234,320
Value at risk per exchange rate	377,090	155,020
Closing value at risk [member]
Value at risk [line items]
Total value at risk	225,500	43,570
Value at risk per interest rate	237,230	43,990
Value at risk per exchange rate	$ 137,980	$ 3,920